AB UNCONSTRAINED BOND FUND, INC.
AB UNCONSTRAINED BOND FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 49 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 113 of the Fund's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AB UNCONSTRAINED BOND FUND, INC. (USD $)	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES	CLASS Z SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AB UNCONSTRAINED BOND FUND, INC.		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.06%	0.07%	0.07%	0.07%	0.26%	0.19%	0.04%	0.02%
Other Expenses		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Total Other Expenses		0.26%	0.27%	0.27%	0.27%	0.46%	0.39%	0.24%	0.22%
Total Annual Fund Operating Expenses		1.06%	1.77%	1.77%	0.77%	1.46%	1.14%	0.74%	0.72%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.17%)	(0.17%)	(0.17%)	(0.36%)	(0.29%)	(0.14%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.60%	1.60%	0.60%	1.10%	0.85%	0.60%	0.60%
[1]	The fee waiver and/or expense reimbursements will remain in effect until January 29, 2016 and will continue thereafter from year to year unless the Adviser provides notice of termination 60 days prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AB UNCONSTRAINED BOND FUND, INC. (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
After 1 Year	513	563	263	61	112	87	61	61
After 3 Years	733	741	541	229	426	333	222	218
After 5 Years	970	943	943	411	763	600	398	389
After 10 Years	1,650	1,882	2,070	938	1,715	1,360	905	883

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AB UNCONSTRAINED BOND FUND, INC. (USD $)	CLASS B	CLASS C
After 1 Year	163	163
After 3 Years	541	541
After 5 Years	943	943
After 10 Years	1,882	2,070

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 161% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of U.S. and non-U.S. companies and U.S. and non-U.S. Government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative 3 years to positive 7 years, depending upon the Adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security's sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high-yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures, forwards, or swaps, including those on fixed-income and equity securities and foreign currencies.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of government fiscal policy initiatives, including Federal Reserve actions, and market reaction to these initiatives. The current period of historically low rates is expected to end and rates are expected to begin rising in the near future. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.ABglobal.com (click on "Menu--Americas--Individual Investors--United States (US Citizens)", then "Investments--Fund Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

IN FEBRUARY 2011, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND TO ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND AND ALSO CHANGED CERTAIN OF ITS INVESTMENT POLICIES. AS A RESULT, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO FEBRUARY 2011 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62% IN THE 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns AB UNCONSTRAINED BOND FUND, INC.		1 YEAR	5 YEARS	10 YEARS	Inception Date
CLASS A	[1]	(2.87%)	3.23%	3.11%
CLASS A Return After Taxes on Distributions	[1]	(3.62%)	2.27%	1.82%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.56%)	2.14%	1.91%
CLASS B		(3.35%)	3.42%	3.00%
CLASS C		(0.23%)	3.45%	2.85%
ADVISOR CLASS		1.80%	4.45%	3.86%
CLASS R	[2]	1.21%	3.95%	3.34%	Mar. 01, 2005
CLASS K	[2]	1.48%	4.22%	3.63%	Mar. 01, 2005
CLASS I	[2]	1.80%	4.48%	3.89%	Mar. 01, 2005
CLASS Z	[2]	1.81%	4.45%	3.87%	Dec. 11, 2014
BofA Merrill Lynch 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)		0.03%	0.09%	1.54%
Barclays Global Aggregate Bond Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)		7.59%	4.60%	4.69%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Dates for Class R, Class K and Class I shares: 3/1/05 and for Class Z Shares: 12/11/14. Performance information for periods prior to the inception of Class R, Class K, Class I and Class Z shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K, Class I and Class Z shares, respectively.